Short-term Investments	12 Months Ended
Apr. 30, 2024
Current financial assets at fair value through other comprehensive income [abstract]
Disclosure of investments accounted for using equity method [text block]

5. Short-term Investments

	As at April 30, 2024	As at April 30, 2023
	($)	($)
Fair value, at the beginning of the year	38,340	51,787
Additions for the year	936	2,996
Disposals for the year	(45,386)	(16,551)
Fair value adjustment due to foreign exchange rate change for the year	(79)	1,742
Fair value adjustment due to share price change for the year	15,332	(1,634)
Fair value, at the end of the year	9,143	38,340

As at April 30, 2024, the fair value of the Company's investment in Queen's Road Capital Investment Ltd. ("QRC") and Yellow Cake plc ("Yellow Cake") are $9,143 (April 30, 2023: $6,249) and $Nil (April 30, 2023: $32,091), respectively.

Pursuant to an agreement between Yellow Cake and the Company, Yellow Cake granted the Company an option to acquire at market between US$2.5 million and US$10 million of triuranium octoxide ("U3O8") per year between January 1, 2019 and January 1, 2028, up to a maximum aggregate amount of US$21.25 million worth of U3O8 as at April 30, 2024. Yellow Cake has also agreed to inform the Company of any opportunities for royalties, streams or similar interests identified by Yellow Cake with respect to uranium and the Company has an irrevocable option to elect to acquire up to 50% of any such opportunity alongside Yellow Cake, in which case the parties shall work together in good faith to pursue any such opportunities jointly. Furthermore, the Company and Yellow Cake have agreed to, so far as it is commercially reasonable to do so, cooperate to identify potential opportunities to work together on other uranium related joint participation endeavors.

The ordinary shares of Yellow Cake and common shares of QRC are listed on the Alternative Investment Market of the London Stock Exchange and the TSX, respectively. During the year ended April 30, 2024, the Company disposed of all of its investment in Yellow Cake ordinary shares for net proceeds of $45,386. The Company realized a gain of $28,925 (2023: $7,082) which had already been included in accumulated other comprehensive income. This gain was transferred to retained earnings net of tax of $4,328 (2023: $951).

During the year ended April 30, 2024, the Company recognized a change in fair value of short-term investments in an aggregate of $15,253 (2023: $108) and deferred income tax of $2,023 (2023: $15) in other comprehensive income, respectively.